Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Reclassification from accumulated other comprehensive income	$ 2	$ 523	$ (1,286)
Tax effect on amount reclassified from accumulated Other comprehensive income	$ 1	$ 202	$ (496)